INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2020
Income Tax Expenses
INCOME TAX EXPENSES
NOTE 25 – INCOME TAX EXPENSES

a.	Corporate income tax rates applicable to the Group

The Group is taxed according to the regular corporate income tax in Israel.

The corporate tax rate in Israel is 23% for the year 2018 and thereafter.

  b. Deferred income taxes

Balances of deferred tax asset (liability) in NIS millions are attributable to the following items:

Balance of deferred tax asset (liability) in respect of	As at January 1, 2018	Charged to the income statement	As at December 31, 2018	Charged to the income statement	Charged to retained earnings upon implementation of IFRS 16	As at December 31, 2019	Charged to the income statement	As at December 31, 2020
Allowance for credit losses	45	(2)	43	(4)		39	(5)	34
Provisions for employee rights	15	2	17	1		18	(5)	13
Depreciable fixed assets and software	(27)	8	(19)	8		(11)	12	1
Lease - Right-of-use assets	-		-	17	(151)	(134)	(18)	(152)
Leases liabilities	-		-	(15)	157	142	19	161
Intangibles, deferred expenses and carry forward losses	16	(24)	(8)	(11)		(19)	(14)	(33)
Options granted to employees	6	(1)	5	1		6	*	6
Other	*	*	*	*		*	(1)	(1)
Total	55	(17)	38	(3)	6	41	(12)	29

*   Representing an amount of less than 1 million.
** In the reporting periods charges to other comprehensive income were in amounts of less than NIS 1 million.

	New Israeli Shekels
	December 31,
	2019	2020
	In millions
Deferred tax assets
Deferred tax assets to be recovered after more than 12 months	173	188
Deferred tax assets to be recovered within 12 months	85	76
	258	264
Deferred tax liabilities
Deferred tax liabilities to be recovered after more than 12 months	164	184
Deferred tax liabilities to be recovered within 12 months	53	51
	217	235
Deferred tax assets, net	41	29

c.	Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the regular tax rates applicable to companies in Israel (see (a) above), and the actual tax expense:

	New Israeli Shekels
	Year ended December 31,
	2018	2019	2020
	In millions
Profit before taxes on income,
as reported in the income statements	63	19	27
Theoretical tax expense	14	4	6
Increase in tax resulting from disallowable deductions	9	5	4
Taxes on income in respect of previous years	(15)	(7)	3
Temporary differences and tax losses for which no deferred income
tax asset was recognized	(1)	(2)	(3)
Income tax expenses	7	*	10

 * Representing an amount of less than NIS 1 million.

d.	Taxes on income included in the income statements:

	New Israeli Shekels
	Year ended December 31,
	2018	2019	2020
	In millions
For the reported year:
Current	6	3	2
Deferred, see (c) above	17	4	5
In respect of previous years:
Current	(15)	(7)	(4)
Deferred, see (c) above	(1)		7
	7	*	10

* Representing an amount of less than NIS 1 million.

e.	Tax assessments:

1)	The Company received final income tax assessments through the year ended December 31, 2015.

2)	A Group's subsidiary received final income tax assessments through the year ended December 31, 2016.

3)	As a general rule, income tax self-assessments filed by two other subsidiaries through the year ended December 31, 2015 are, by law, now regarded as final.

f.	Tax losses carried forward to future years:

At December 31, 2019 and 2020, the Company had carry forward tax losses of approximately NIS 92 million and NIS 88 million, respectively. The losses can be carried forward indefinitely and have no expiry date. The Company recognized deferred tax asset in respect of the tax losses.